Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
LVIP BlackRock Global Allocation V.I. RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP BlackRock Global Allocation V.I. RPM Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP BlackRock Global Allocation V.I. RPM Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund was operational for only part of the most recent fiscal year. During the period April 30, 2013, commencement of operations, through December 31, 2013, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the BlackRock Global Allocation V.I. Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

The Underlying Fund invests in a portfolio of equity, debt and money market securities. Generally, the Underlying Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund management believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a ﬁxed or ﬂuctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inﬂation-indexed bonds, structured notes, loan assignments and loan participations. In addition, the Underlying Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts (“REITs”).

When choosing investments, the Underlying Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Underlying Fund generally seeks diversiﬁcation across markets, industries and issuers as one of its strategies to reduce volatility. The Underlying Fund has no geographic limits on where it may invest. This ﬂexibility allows the Underlying Fund management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Underlying Fund’s objective. The Underlying Fund may invest in the securities of companies of any market capitalization.

Generally, the Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the Underlying Fund management expects these investments to outperform U.S. securities. When choosing investment markets, the Underlying Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits as part of the Underlying Fund’s investment strategy. The Underlying Fund will also invest in non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the Underlying Fund management team’s outlook.

The Underlying Fund’s composite Reference Benchmark has at all times since the Underlying Fund’s formation included a 40% weighting in non-U.S. securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World (ex US) Index; 24% BofA Merrill Lynch Current 5-year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. Throughout its history, the Underlying Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Underlying Fund will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Underlying Fund management, in which case the Underlying Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Underlying Fund considers to be companies that derive at least 50% of their revenue or proﬁts from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Underlying Fund may deviate very substantially from the allocation described above.

The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Underlying Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Underlying Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund.

RPM Strategy. The Fund’s adviser will also employ an actively managed risk-management overlay. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the Fund is permitted to invest up to 20% of its assets in the RPM strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s assets in the RPM strategy. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange traded futures will fluctuate frequently based upon market conditions.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 80% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

		The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, which is a diversified fund, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund indirectly owns the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Commodities Related Investment Risks. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
  Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A fund that invests in distressed securities will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. Consequently, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Real Estate Investment Trusts (REITs) Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.
  Selection Risk. Selection Risk is the risk that the securities selected will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.
  Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
  Subsidiary Risk. By investing in a subsidiary, a fund is indirectly exposed to the risks associated with the subsidiary’s investments. The commodity-related instruments held by the Underlying Fund’s subsidiary (the “Subsidiary”) are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Underlying Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s prospectus and Statement of Additional Information (“SAI”) and could adversely affect the Underlying Fund.
  Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrantexpires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
  Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on April 30, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on April 30, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP BlackRock Global Allocation V.I. RPM Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2],[3]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[5]
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	420
5 years	rr_ExpenseExampleYear05	780
10 years	rr_ExpenseExampleYear10	1,794
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	420
5 years	rr_ExpenseExampleNoRedemptionYear05	780
10 years	rr_ExpenseExampleNoRedemptionYear10	1,794
LVIP BlackRock Global Allocation V.I. RPM Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2],[3]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[5]
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	528
5 years	rr_ExpenseExampleYear05	963
10 years	rr_ExpenseExampleYear10	2,173
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	528
5 years	rr_ExpenseExampleNoRedemptionYear05	963
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,173

[1]	Annualized
[2]	(including AFFE)
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[4]	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
[5]	(After Fee Waiver/Expense Reimbursement)